DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Japan JPX-Nikkei 400 Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 9.7%
Akatsuki, Inc.	100	$3,824
Capcom Co. Ltd.	700	33,929
COLOPL, Inc.	500	4,555
CyberAgent, Inc.	800	42,623
Daiichikosho Co. Ltd.	300	9,364
DeNA Co. Ltd.	700	11,149
Dentsu Group, Inc.	1,500	39,380
Dip Corp.	300	6,642
GungHo Online Entertainment, Inc.	440	9,087
Hakuhodo DY Holdings, Inc.	1,900	23,650
Kakaku.com, Inc.	1,000	26,658
KDDI Corp.	9,700	281,546
Konami Holdings Corp.	500	19,261
Mixi, Inc.	300	6,642
Nexon Co. Ltd.	3,400	79,610
Nintendo Co. Ltd.	830	444,096
Nippon Telegraph & Telephone Corp.	13,600	309,269
Nippon Television Holdings, Inc.	1,100	12,987
NTT DOCOMO, Inc.	9,500	265,081
SoftBank Group Corp.	6,400	398,201
Square Enix Holdings Co. Ltd.(a)	500	32,958
Toho Co. Ltd.	700	26,602
Z Holdings Corp.	17,800	118,337

(Cost $1,832,174)		2,205,451

Consumer Discretionary - 15.3%
ABC-Mart, Inc.	170	8,945
Aisin Seiki Co. Ltd.	1,100	37,809
Bandai Namco Holdings, Inc.	1,400	86,961
Bic Camera, Inc.	800	8,857
Bridgestone Corp.	3,600	114,099
Casio Computer Co. Ltd.	1,300	20,951
Daikyonishikawa Corp.	600	3,253
Denso Corp.	2,900	121,885
Fast Retailing Co. Ltd.(a)	185	110,395
Fujitsu General Ltd.	500	13,079
Goldwin, Inc.	200	14,428
Haseko Corp.	1,700	23,197
Hikari Tsushin, Inc.	150	36,239
Honda Motor Co. Ltd.	10,700	275,358
Iida Group Holdings Co. Ltd.	1,100	21,472
Isuzu Motors Ltd.	3,900	38,579
Izumi Co. Ltd.	300	11,698
J. Front Retailing Co. Ltd.	1,700	11,831
JTEKT Corp.	1,200	9,268
Koito Manufacturing Co. Ltd.	800	38,776
KOMEDA Holdings Co. Ltd.	300	5,171
K’s Holdings Corp.	1,100	15,591
Marui Group Co. Ltd.	1,200	21,919
Mazda Motor Corp.	4,000	25,650
McDonald’s Holdings Co. Japan Ltd.	500	24,518
NGK Spark Plug Co. Ltd.	1,000	17,210
Nifco, Inc.	500	12,820
Nikon Corp.	2,100	16,476
Nitori Holdings Co. Ltd.	600	125,494
Nojima Corp.	300	8,883
Oriental Land Co. Ltd.	1,400	189,976
PALTAC Corp.	200	11,052
Pan Pacific International Holdings Corp.	2,800	65,772
Panasonic Corp.	15,400	142,012
Pressance Corp.	400	5,269
Rakuten, Inc.	5,800	51,029
Resorttrust, Inc.	700	9,967
Rinnai Corp.	300	27,752
Ryohin Keikaku Co. Ltd.	1,900	29,742
Sekisui Chemical Co. Ltd.	2,700	43,207
Sekisui House Ltd.	4,500	88,943
Seria Co. Ltd.	300	13,240
Shimamura Co. Ltd.	200	16,502
Shimano, Inc.	530	112,202
Skylark Holdings Co. Ltd.	1,300	20,669
Sony Corp.	5,800	454,450
Stanley Electric Co. Ltd.	900	25,800
Subaru Corp.	4,200	87,232
Sumitomo Electric Industries Ltd.	4,900	57,712
Sumitomo Forestry Co. Ltd.	1,000	16,003
Sumitomo Rubber Industries Ltd.	1,100	10,591
Suzuki Motor Corp.	2,700	110,729
T-Gaia Corp.	100	1,971
Tomy Co. Ltd.	600	4,821
Topre Corp.	500	5,564
Toyoda Gosei Co. Ltd.	400	8,732
Toyota Boshoku Corp.	600	8,510
Toyota Industries Corp.	1,100	64,105
Toyota Motor Corp.	5,146	339,977
TPR Co. Ltd.	300	4,009
TS Tech Co. Ltd.	400	11,731
United Arrows Ltd.	200	3,065
USS Co. Ltd.	1,500	25,334
Workman Co. Ltd.	100	8,619
Yamaha Corp.	800	39,002
Yamaha Motor Co. Ltd.	1,800	28,363
Yokohama Rubber Co. Ltd.	700	10,964
Zensho Holdings Co. Ltd.	700	15,763
ZOZO, Inc.	900	25,325

(Cost $3,456,378)		3,476,518

Consumer Staples - 9.2%
Aeon Co. Ltd.(a)	5,200	128,915
Ain Holdings, Inc.	200	12,938
Ajinomoto Co., Inc.	3,000	55,901

Ariake Japan Co. Ltd.	100	6,874
Asahi Group Holdings Ltd.	2,800	98,038
Calbee, Inc.	600	18,700
Cosmos Pharmaceutical Corp.	100	17,587
Create SD Holdings Co. Ltd.	300	10,821
Ezaki Glico Co. Ltd.	400	16,974
FamilyMart Co. Ltd.	1,100	24,376
Japan Tobacco, Inc.	7,400	138,342
Kao Corp.	3,200	243,489
Kewpie Corp.	800	15,148
Kikkoman Corp.	1,000	54,317
Kirin Holdings Co. Ltd.	5,700	112,070
Kobayashi Pharmaceutical Co. Ltd.	400	35,607
Kobe Bussan Co. Ltd.	500	29,469
Kose Corp.	230	26,959
Kusuri no Aoki Holdings Co. Ltd.	100	8,534
Lawson, Inc.(a)	300	14,796
Lion Corp.	1,800	38,123
Maruha Nichiro Corp.	300	6,784
Matsumotokiyoshi Holdings Co. Ltd.	500	17,493
MEIJI Holdings Co. Ltd.	900	72,648
Morinaga & Co. Ltd.	300	10,991
NH Foods Ltd.	500	22,655
Nichirei Corp.	600	15,656
Nippon Suisan Kaisha Ltd.	2,000	8,977
Nissin Foods Holdings Co. Ltd.	600	59,975
Pigeon Corp.	900	41,119
Pola Orbis Holdings, Inc.	600	10,869
Seven & i Holdings Co. Ltd.(a)	5,200	168,340
Shiseido Co. Ltd.	2,700	157,119
Sugi Holdings Co. Ltd.	300	21,642
Sundrug Co. Ltd.	500	18,601
Suntory Beverage & Food Ltd.	900	34,712
Toyo Suisan Kaisha Ltd.	700	39,738
Tsuruha Holdings, Inc.	310	41,394
Unicharm Corp.	2,900	126,178
Welcia Holdings Co. Ltd.	800	34,212
Yakult Honsha Co. Ltd.	900	51,346
Yaoko Co. Ltd.	200	15,635

(Cost $2,181,171)		2,084,062

Energy - 0.8%
Cosmo Energy Holdings Co. Ltd.	400	6,344
ENEOS Holdings, Inc.	20,800	81,517
Idemitsu Kosan Co. Ltd.(a)	1,500	33,043
Inpex Corp.	6,800	43,207
Iwatani Corp.	300	10,778
Modec, Inc.	200	3,355

(Cost $338,310)		178,244

Financials - 9.1%
AEON Financial Service Co. Ltd.	900	8,003
Aozora Bank Ltd.	800	14,371
Chiba Bank Ltd.	4,300	22,302
Concordia Financial Group Ltd.	8,500	28,214
Dai-ichi Life Holdings, Inc.	7,400	112,035
Daiwa Securities Group, Inc.	10,900	49,132
Financial Products Group Co. Ltd.	300	1,530
Fuyo General Lease Co. Ltd.	200	12,051
Japan Exchange Group, Inc.	3,800	98,471
Matsui Securities Co. Ltd.	900	8,020
Mebuki Financial Group, Inc.	6,900	16,722
Mitsubishi UFJ Financial Group, Inc.(a)	67,000	279,575
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,300	15,591
Mizuho Financial Group, Inc.	180,000	244,085
MS&AD Insurance Group Holdings, Inc.(a)	3,600	99,841
Nomura Holdings, Inc.	23,200	119,123
Orient Corp.	3,600	3,972
ORIX Corp.	8,400	104,718
Resona Holdings, Inc.	14,200	52,223
SBI Holdings, Inc.	1,500	34,132
Seven Bank Ltd.	3,900	9,783
Shinsei Bank Ltd.	1,000	11,684
Sompo Holdings, Inc.	2,500	93,828
Sumitomo Mitsui Financial Group, Inc.	9,000	264,623
Sumitomo Mitsui Trust Holdings, Inc.	2,600	75,294
T&D Holdings, Inc.	3,900	40,822
Tokio Marine Holdings, Inc.	4,700	216,729
Tokyo Century Corp.	300	15,390
Zenkoku Hosho Co. Ltd.	400	14,164

(Cost $2,728,020)		2,066,428

Health Care - 11.7%
Alfresa Holdings Corp.	1,500	30,129
Asahi Intecc Co. Ltd.	1,500	44,486
Astellas Pharma, Inc.	11,600	182,076
Chugai Pharmaceutical Co. Ltd.	4,200	186,979
Daiichi Sankyo Co. Ltd.	3,900	347,431
Eisai Co. Ltd.	1,600	139,790
Hisamitsu Pharmaceutical Co., Inc.	300	13,834
Hoya Corp.	2,700	265,175
Japan Lifeline Co. Ltd.	400	5,322
Kaken Pharmaceutical Co. Ltd.	200	9,241
Kyowa Kirin Co. Ltd.	1,300	33,614
M3, Inc.	2,900	167,910
Medipal Holdings Corp.	1,400	26,760
Nihon Kohden Corp.	600	20,510
Nippon Shinyaku Co. Ltd.	400	33,005
Olympus Corp.	7,600	150,431
Ono Pharmaceutical Co. Ltd.	3,100	93,516
Otsuka Holdings Co. Ltd.	2,900	127,354
PeptiDream, Inc.*	700	28,417
Santen Pharmaceutical Co. Ltd.	2,500	47,645
Sawai Pharmaceutical Co. Ltd.	300	15,333
Shionogi & Co. Ltd.	1,700	94,310

Ship Healthcare Holdings, Inc.	200	9,241
Sumitomo Dainippon Pharma Co. Ltd.	800	10,124
Sysmex Corp.	1,000	87,293
Takeda Pharmaceutical Co. Ltd.	8,700	324,799
Terumo Corp.	3,900	158,508

(Cost $2,141,537)		2,653,233

Industrials - 22.8%
AGC, Inc.	1,200	34,004
Aica Kogyo Co. Ltd.	400	13,730
Amada Co. Ltd.	1,700	15,133
ANA Holdings, Inc.*(a)	2,300	57,421
Benefit One, Inc.	600	14,479
Central Japan Railway Co.	1,130	169,322
COMSYS Holdings Corp.	600	16,759
Daifuku Co. Ltd.	700	61,587
Daikin Industries Ltd.	1,740	327,588
DMG Mori Co. Ltd.	900	11,440
East Japan Railway Co.	2,400	156,092
en-japan, Inc.	300	8,685
FANUC Corp.	1,275	223,692
Fuji Electric Co. Ltd.	900	28,134
Furukawa Electric Co. Ltd.	500	11,920
Hankyu Hanshin Holdings, Inc.	1,700	55,227
Harmonic Drive Systems, Inc.	300	15,814
Hazama Ando Corp.	1,200	8,159
Hino Motors Ltd.	1,700	11,446
Hitachi Construction Machinery Co. Ltd.	500	17,540
Hitachi Transport System Ltd.	200	6,969
IHI Corp.	1,100	16,337
ITOCHU Corp.(a)	9,300	238,847
Japan Airlines Co. Ltd.	2,300	45,850
Japan Airport Terminal Co. Ltd.(a)	400	17,992
Kajima Corp.	3,400	42,354
Kanamoto Co. Ltd.	300	6,512
Kanematsu Corp.	500	6,323
Kawasaki Heavy Industries Ltd.	900	12,747
Keihan Holdings Co. Ltd.	700	30,166
Keio Corp.	700	42,312
Keisei Electric Railway Co. Ltd.	1,000	29,422
Kintetsu Group Holdings Co. Ltd.	1,300	57,127
Komatsu Ltd.	6,100	132,532
Kubota Corp.	7,100	128,315
Kumagai Gumi Co. Ltd.	300	7,698
Kyowa Exeo Corp.	600	15,101
Kyudenko Corp.	300	8,572
Maeda Corp.	900	6,679
Makita Corp.	1,800	83,172
Marubeni Corp.	13,600	82,027
Meitec Corp.	200	9,637
MINEBEA MITSUMI, Inc.	2,500	43,354
MISUMI Group, Inc.	1,600	41,975
Mitsubishi Corp.	8,700	206,127
Mitsubishi Electric Corp.	13,400	184,867
Mitsubishi Heavy Industries Ltd.	2,200	54,634
Mitsui & Co. Ltd.	11,600	209,368
MonotaRO Co. Ltd.	900	35,560
Nabtesco Corp.	800	25,310
Nagoya Railroad Co. Ltd.	1,500	41,855
NGK Insulators Ltd.	1,600	22,738
Nichias Corp.	500	11,858
Nidec Corp.	3,300	277,300
Nihon M&A Center, Inc.	1,000	49,790
Nippo Corp.	300	7,771
Nippon Express Co. Ltd.	500	29,563
Nippon Steel Trading Corp.	100	3,008
Nishimatsu Construction Co. Ltd.	400	7,612
Nissin Electric Co. Ltd.	300	3,185
NSK Ltd.	2,600	19,933
Obara Group, Inc.	100	3,404
Obayashi Corp.	4,000	39,116
Odakyu Electric Railway Co. Ltd.	2,100	51,943
OSG Corp.	600	8,872
Outsourcing, Inc.	500	4,145
Park24 Co. Ltd.	700	12,648
Penta-Ocean Construction Co. Ltd.	1,900	12,201
Persol Holdings Co. Ltd.	1,200	18,728
Pilot Corp.	200	5,884
Recruit Holdings Co. Ltd.	9,300	353,075
Sankyu, Inc.	400	16,710
Sanwa Holdings Corp.	1,300	13,093
Secom Co. Ltd.	1,400	132,350
Seibu Holdings, Inc.	1,700	18,692
Shimizu Corp.	4,200	32,318
SMC Corp.	420	230,704
SMS Co. Ltd.	400	11,067
Sohgo Security Services Co. Ltd.	500	23,363
Sojitz Corp.	6,800	15,582
Sotetsu Holdings, Inc.	600	16,335
Sumitomo Corp.	8,500	110,173
Sumitomo Heavy Industries Ltd.	800	18,204
Sumitomo Mitsui Construction Co. Ltd.	900	3,649
Taisei Corp.	1,400	48,385
Takeuchi Manufacturing Co. Ltd.	300	6,295
TechnoPro Holdings, Inc.	300	16,012
THK Co. Ltd.	800	18,754
Tobu Railway Co. Ltd.	1,400	43,698
Toda Corp.	1,800	11,763
TOKAI Holdings Corp.	800	7,612
Tokyu Construction Co. Ltd.	500	2,296
Tokyu Corp.	3,500	46,801
TOTO Ltd.(a)	1,000	43,896
Toyota Tsusho Corp.	1,400	40,794

UT Group Co. Ltd.*	200	5,960
West Japan Railway Co.	1,200	63,041
Yamato Holdings Co. Ltd.	2,200	57,508
Yaskawa Electric Corp.(a)	1,400	50,365

(Cost $5,366,929)		5,176,107

Information Technology - 11.6%
Advantest Corp.	1,000	47,810
Alps Alpine Co. Ltd.	1,100	17,489
Azbil Corp.	900	28,262
Brother Industries Ltd.	1,600	26,479
Canon, Inc.	6,800	117,475
Daiwabo Holdings Co. Ltd.	100	6,016
Digital Garage, Inc.	300	9,123
Disco Corp.	180	41,976
Elecom Co. Ltd.	200	9,034
Fujitsu Ltd.	1,300	169,419
GMO Payment Gateway, Inc.	300	31,713
Hamamatsu Photonics KK	950	43,269
Hirose Electric Co. Ltd.	200	22,651
Hitachi Ltd.	6,400	213,042
Horiba Ltd.	300	16,436
Itochu Techno-Solutions Corp.	600	21,727
Keyence Corp.	980	403,663
Konica Minolta, Inc.	2,500	8,086
Kyocera Corp.	1,900	109,060
Lasertec Corp.	600	45,264
Murata Manufacturing Co. Ltd.	4,000	236,881
NEC Corp.	1,600	84,342
Nihon Unisys Ltd.	500	14,333
Nomura Research Institute Ltd.	1,900	50,508
NS Solutions Corp.	200	5,818
NTT Data Corp.	3,700	42,288
Obic Co. Ltd.	450	79,735
Omron Corp.	1,200	87,925
Oracle Corp.	300	35,193
Otsuka Corp.	700	34,325
Renesas Electronics Corp.*	5,800	36,481
SCREEN Holdings Co. Ltd.	200	9,751
SCSK Corp.	300	16,238
Seiko Epson Corp.(a)	1,700	20,295
Shimadzu Corp.	1,600	47,753
SUMCO Corp.	1,600	21,696
Taiyo Yuden Co. Ltd.	600	16,159
TDK Corp.	670	69,562
TIS, Inc.	1,400	27,988
Tokyo Electron Ltd.	865	221,460
Tokyo Seimitsu Co. Ltd.	300	9,166
Toshiba TEC Corp.	200	8,364
Trend Micro, Inc.	700	43,302
Ulvac, Inc.	300	10,665
V Technology Co. Ltd.(a)	100	3,678
Yokogawa Electric Corp.	1,200	19,611

(Cost $2,162,068)		2,641,511

Materials - 5.4%
Air Water, Inc.	1,200	16,861
Asahi Kasei Corp.	8,600	72,177
Daicel Corp.	2,000	14,522
Denka Co. Ltd.	500	14,060
DIC Corp.	700	16,654
Dowa Holdings Co. Ltd.	400	12,429
Hitachi Metals Ltd.	1,200	18,004
JFE Holdings, Inc.	3,800	28,775
JSR Corp.	1,200	25,574
Kansai Paint Co. Ltd.	1,500	35,772
Kuraray Co. Ltd.	2,100	21,486
Mitsubishi Chemical Holdings Corp.	8,500	49,680
Mitsubishi Gas Chemical Co., Inc.	1,300	23,218
Mitsui Chemicals, Inc.	1,200	28,211
Nippon Light Metal Holdings Co. Ltd.	3,300	5,788
Nippon Paint Holdings Co. Ltd.	1,100	94,394
Nippon Steel Corp.	6,000	59,097
Nissan Chemical Corp.	800	42,397
Nitto Denko Corp.	900	54,656
NOF Corp.	500	20,274
Oji Holdings Corp.	5,600	25,295
Shin-Etsu Chemical Co. Ltd.	2,300	279,462
Showa Denko KK	1,000	19,492
Sumitomo Chemical Co. Ltd.	10,000	32,533
Sumitomo Metal Mining Co. Ltd.	1,700	51,892
Taiheiyo Cement Corp.	800	20,338
Taiyo Nippon Sanso Corp.	1,200	21,116
Teijin Ltd.	1,000	15,691
Tokai Carbon Co. Ltd.	1,300	12,198
Tokuyama Corp.	500	11,703
Toray Industries, Inc.	9,600	45,599
Tosoh Corp.	2,100	31,190
Ube Industries Ltd.	700	12,509

(Cost $1,422,090)		1,233,047

Real Estate - 2.8%
Aeon Mall Co. Ltd.(a)	700	9,261
Daito Trust Construction Co. Ltd.	500	44,326
Daiwa House Industry Co. Ltd.	4,300	115,179
Hulic Co. Ltd.	2,600	23,684
Ichigo, Inc.	1,700	4,569
Mitsubishi Estate Co. Ltd.	9,300	145,711
Mitsui Fudosan Co. Ltd.	6,600	119,496
Nomura Real Estate Holdings, Inc.	900	17,220
Open House Co. Ltd.	400	14,202
Relo Group, Inc.	700	15,908
Starts Corp., Inc.	200	4,187
Sumitomo Realty & Development Co. Ltd.	3,000	88,576
Tokyo Tatemono Co. Ltd.	1,400	17,044
Tokyu Fudosan Holdings Corp.	3,800	16,340

(Cost $748,656)		635,703

Utilities - 1.2%
Chubu Electric Power Co., Inc.(a)	4,100	50,629
Electric Power Development Co. Ltd.	1,100	16,586
Kansai Electric Power Co., Inc.	5,200	51,193
Kyushu Electric Power Co., Inc.	2,800	24,793
Osaka Gas Co. Ltd.	2,600	50,826
Tohoku Electric Power Co., Inc.	3,400	34,467
Tokyo Gas Co. Ltd.	2,600	57,776

(Cost $367,473)		286,270

TOTAL COMMON STOCKS (Cost $22,744,806)		22,636,574

SECURITIES LENDING COLLATERAL - 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c)
(Cost $186,357)	186,357	186,357

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)
(Cost $34,963)	34,963	34,963

TOTAL INVESTMENTS - 100.6% (Cost $22,966,126)		$22,857,894
Other assets and liabilities, net - (0.6%)		(125,957)

NET ASSETS - 100.0%		$22,731,937

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(b)(c)
76,899	109,458(d)	—	—	—	31	—	186,357	186,357
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.06%(b)
56,879	278,900	(300,816)	—	—	16	—	34,963	34,963

133,778	388,358	(300,816)	—	—	47	—	221,320	221,320

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $1,262,718, which is 5.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,177,570.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
JPX-Nikkei 400 Index Futures	JPY	6	$81,158	$82,720	9/10/2020	$1,562

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2020.

Currency Abbreviations

JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(f)	$22,636,574	$—	$—	$22,636,574
Short-Term Investments(f)	221,320	—	—	221,320
Derivatives(g)
Futures Contracts	1,562	—	—	1,562

TOTAL	$22,859,456	$—	$—	$22,859,456

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.